Post-employment Benefits (Details 5)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unified Plan
Disclosure of defined benefit plans [line items]
Retired participants life expectancy	12 years 1 month 17 days	12 years 1 month 17 days
Pensioner participants life expectancy	13 years 4 months 6 days	13 years 11 months 26 days
Plan III
Disclosure of defined benefit plans [line items]
Retired participants life expectancy	21 years 4 months 6 days	22 years 2 months 1 day
Pensioner participants life expectancy	23 years	24 years 8 months 1 day